Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 1,154
Provisions used during the year	(133)
Other provisions at end of period	1,021
Non-current	743	$ 892
Current	278	$ 262
Onerous contract
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,154
Provisions used during the year	(133)
Other provisions at end of period	1,021
Non-current	743
Current	$ 278